Miscellaneous Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Miscellaneous Financial Information (Unaudited)

Note 20 — Miscellaneous Financial Information (Unaudited)
Cleco
Quarterly information for Cleco for 2016 and 2015 is shown in the following tables:

					2016
	PREDECESSOR		SUCCESSOR
	1ST QUARTER	2ND QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
(THOUSANDS)		APR. 1 - APR. 12	APR. 13 - JUNE 30
Operating revenue, net	$266,968	$32,903	$243,502	$342,860	$266,642
Operating income (loss)	$50,192	$(29,832)	$(110,148)	$93,143	$53,299
Net income (loss)	$19,368	$(23,328)	$(81,914)	$39,621	$18,180
Contribution from member	$—	$—	$100,720	$—	$—
Distributions to member	$—	$—	$28,000	$28,000	$32,765

				2015
	PREDECESSOR
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$295,457	$289,074	$345,468	$279,403
Operating income	$62,722	$69,884	$102,572	$52,162
Net income	$26,922	$30,234	$54,663	$21,850

Cleco Power
Quarterly information for Cleco Power for 2016 and 2015 is shown in the following tables:

				2016
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$266,682	$278,343	$345,131	$269,017
Operating income (loss)	$52,265	$(81,841)	$99,420	$59,156
Net income (loss)	$20,879	$(61,229)	$52,572	$26,906
Contribution from parent	$—	$50,000	$—	$—
Distributions to parent	$25,000	$10,000	$50,000	$25,000

				2015
(THOUSANDS)	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
Operating revenue, net	$295,271	$288,885	$345,189	$279,122
Operating income	$65,670	$70,243	$103,966	$54,321
Net income	$28,605	$31,813	$58,661	$22,270
Distributions to parent	$25,000	$35,000	$40,000	$35,000